1933 Act File No. 33-58846
                                                      1940 Act File No. 811-7538

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|
                       Post-Effective Amendment No.24                        |X|
                                       And

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT           |X|
                                     OF 1940
                       Post-Effective Amendment No. 24                       |X|

                          LORD ABBETT SECURITIES TRUST
                          ----------------------------
                Exact Name of Registrant as Specified in Charter

                     767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                     ---------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800
                  --------------------------------------------

                         Thomas F. Konop, Vice President
                     767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                     ---------------------------------------
                      Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately on filing pursuant to paragraph (b) of Rule 485

|X|   on November 30, 1998 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|   on (date) pursuant to paragraph (a)(1) of Rule 485

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          LORD ABBETT SECURITIES TRUST
                                      N-1A
                              Cross Reference Sheet
                         Post-Effective Amendment No.24

                                Explanatory Note

This Post-Effective Amendment No. 24 (the "Amendment") to the Registrant's Registration Statement relates only to Class Y shares of Lord Abbett Securities Trust - International Fund.

The other Series and classes of shares of the Registrant are listed below and are offered by the Prospectuses and Statements of Additional Information in Parts A and B, respectively, of the Post-Effective Amendments to the Registrant's Registration Statements as identified. The following are separate series and classes of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectuses and Statements of Additional Information contained in the prior Post-Effective Amendments listed below, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendments.

                                                     POST-EFFECTIVE
                                                     AMENDMENT NO.

Growth & Income Fund - Class A, B & C;
International Fund - A, B & C; and
World Bond-Debenture Fund - A, B & C                       20

World Bond-Debenture Fund
Exhibits relating to Amendment No. 20                      21

Large-Cap International Series                             23

Alpha Series - A, B & C                                    17

Form N-1A                 Location In Prospectus or
Item No.                  Statement of Additional Information
--------                  -----------------------------------

1                         Cover Page
2                         Fee Table
3                         Financial Highlights
4 (a)(i)                  Cover Page
4 (a)(ii)I                Investment Objectives
4 (b)(c)                  How We Invest
5 (a)(b) (c)              Our Management; Last Page
5 (d)                     N/A
5 (e)                     Our Management
5 (f)                     Our Management
5 (g)                     Purchases
6 (a)                     Cover Page
6 (b)(c) (d)              N/A
6 (e)                     Cover Page; Purchases
6 (f)(g)                  Dividends, Capital Gains
                          Distributions and Taxes
6 (h)                     Purchases
7 (a)                     Back Cover Page

Form N-1A                 Location in Prospectus or
Item No.                  Statement of Additional Information
--------                  -----------------------------------

7 (b)(c)(d)               Purchases
8 (a)(b)(c)(d)            Redemptions,
                          Purchases, and Shareholder Services
9                         N/A
10                        Cover Page
11                        Cover Page -- Table of Contents
12                        N/A
13 (a)(b)(c)(d)           Investment Policies
14                        Directors (Trustees) and Officers
15 (a)(b)(c)              Directors (Trustees) and Officers
16 (a)(i)                 Investment Advisory and Other
                          Services
16 (a)(ii)                Trustees and Officers
16 (a)(iii)               Investment Advisory and Other
                          Services
16 (b)                    Investment Advisory and Other Services
16 (c)(d)(e)(g)           N/A
16 (f)                    Purchases, Redemptions and Shareholder Services
16 (h)                    Investment Advisory and Other Services
16 (i)                    N/A
17 (a)                    Portfolio Transactions
17 (b)                    N/A
17 (c)                    Portfolio Transactions
17 (d)(e)                 N/A
18 (a)                    Cover Page
18 (b)                    N/A
19 (a)(b)                 Purchases; Redemptions and Shareholder Services;
                          Notes
                          to Financial Statements
19 (c)                    N/A
20                        Taxes
21 (a)                    Purchases, Redemptions and Shareholder Services
21 (b)(c)                 N/A
22                        N/A
22 (b)                    Past Performance
23                        Financial Statements; Supplementary Financial
                          Information

November 30, 1998

                              Y SHARES PROSPECTUS

                                                              Application Inside

Lord Abbett
Affiliated Fund

Lord Abbett
Small-Cap Fund

Lord Abbett
Growth Opportunities
Fund

Lord Abbett
International Fund

Lord Abbett
High Yield Fund

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

Lord Abbett Affiliated Fund ("Affiliated Fund"), Lord Abbett Small-Cap Fund ("Small-Cap Fund"), Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund"), Lord Abbett International Fund ("International Fund"), and Lord Abbett High Yield Fund ("High Yield Fund"), individually ("we" or the "Fund"), collectively (the "Funds"), are mutual funds each offering four or five classes of shares, each class providing investors with different purchasing options. Only Class Y shares of each Fund are offered by this Prospectus. See "Purchases" for a description of this Class of shares.

      Affiliated Fund's investment objective seeks long-term growth of capital and income without excessive fluctuations in market value; Small-Cap Fund seeks long-term capital appreciation; Growth Opportunities Fund seeks capital appreciation; International Fund seeks long-term capital appreciation; and High Yield Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. There can be no assurance that any Fund will achieve its objective.

      The Statement of Additional Information dated November 30, 1998 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain it, without charge, by writing to the Fund or by calling 800-874-3733 and asking for "Part B of the Prospectus -- the Statement of Additional Information." In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

      Mutual Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves risks, including the possible loss of principal.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The General Motors Building
767 Fifth Avenue o New York o New York o 10153
Broker-Dealer Division:  (800) 426-1130
Financial Advisors Division:  (888) 522-2388

LORD ABBETT AFFILIATED FUND
LORD ABBETT SMALL-CAP FUND
LORD ABBETT GROWTH OPPORTUNITIES FUND
LORD ABBETT INTERNATIONAL FUND
LORD ABBETT HIGH YIELD FUND

PROSPECTUS - Y Shares
  November 30, 1998

TABLE OF CONTENTS                                                           PAGE

Affiliated Fund
      How We Invest                                                           3
      Risk Factors                                                            3
      Portfolio Management                                                    3
      Investor Expenses                                                       3
Small-Cap Fund
      How We Invest                                                           4
      Risk Factors                                                            4
      Portfolio Management                                                    4
      Investor Expenses                                                       4
Growth Opportunities Fund
      How We Invest                                                           5
      Risk Factors                                                            5
      Portfolio Management                                                    5
      Investor Expenses                                                       5
International Fund
      How We Invest                                                           6
      Risk Factors                                                            6
      Portfolio Management                                                    6
      Investor Expenses                                                       6
High Yield Fund
      How We Invest                                                           7
      Risk Factors                                                            7
      Portfolio Management                                                    7
      Investor Expenses                                                       7
Financial Highlights                                                          8
Purchases                                                                     9
Shareholder Services                                                          9
Redemptions                                                                  10
Dividends and Capital Gains                                                  10
Our Management                                                               11
Fund Performance                                                             11
Investment Policies, Risks and Limits                                        12

LORD, ABBETT & CO.
Investment Management
A Tradition of Performance Through Disciplined Investing

AFFILIATED FUND

--------------------------------------------------------------------------------
HOW WE INVEST

Normally, we invest in large, seasoned companies, in sound financial condition, issuing common stocks (including securities convertible into common stocks) which are expected to perform above average with respect to earnings and price appreciation. Although the prices of common stocks fluctuate and their dividends vary, historically, common stocks have appreciated in value and their dividends have increased when the companies they represent have prospered and grown.

      We try to anticipate major changes in the economy and select stocks which we believe will benefit most from these changes. We also look for positive change within market sectors, industries and individual companies.

See "Investment Policies, Risks and Limits."

RISKS FACTORS

An investment in the Fund is not intended as a complete investment program. The value of your investment will fluctuate in response to stock market movements. We constantly balance the opportunity for profit against the risk of loss, and we believe it is important to take a flexible approach and adjust the portfolio to reflect changes in the opportunities for sound investment relative to the risks assumed. Therefore, we sell securities that we judge to be overpriced and reinvest the proceeds in other securities which we believe offer better value. Before you invest, please read "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

W. Thomas Hudson, Jr., Partner of Lord, Abbett & Co. ("Lord Abbett"), Executive Vice President and Portfolio Manager of Affiliated Fund, is primarily responsible for day-to-day management of the Fund. Mr. Hudson has been with Lord Abbett since 1982 and has over 32 years of investment experience. Mr. Hudson is assisted by, and may delegate management duties to, other Lord Abbett employees.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
AFFILIATED FUND                                   Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Load on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                           None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")              None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(1) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fee (See "Our Management")                 .32%
--------------------------------------------------------------------------------
12b-1 Fees                                           None
--------------------------------------------------------------------------------
Other Expenses (See "Our Management")                 .08%
--------------------------------------------------------------------------------
Total Operating Expenses                              .40%

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                1 year         3 years        5 years        10 years
--------------------------------------------------------------------------------
Class Y shares               $4             $13            $22             $51
--------------------------------------------------------------------------------

You would pay the same expenses on the same investment, assuming you kept your shares.

This example is for comparison and is not a representation of Affiliated Fund's actual expenses and returns, either past or present.

(1) For Class Y shares, the annual operating expenses shown in the summary have been restated from the Fund's fiscal-year-end amounts to reflect current fees. The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Fund.

SMALL-CAP FUND

--------------------------------------------------------------------------------
HOW WE INVEST

Normally, we invest primarily in a carefully selected portfolio of common stocks which, in the opinion of Fund management, are selling below value, at prices not reflecting their potential, and which can rise as a result of improved business fundamentals or greater investor recognition. Dividend and investment income are of incidental importance, and the Fund may invest in securities which do not produce any income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks issues by smaller, less well-known companies (with market capitalizations of less than $1 billion) selected on the basis of fundamental investment analysis. The Fund may, however, invest up to 35% of its total assets in the securities of any issuer without regard to its size or the market capitalization of its common stock. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth or experience. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

See "Investment Policies, Risks and Limits."

RISK FACTORS

Although the Fund may invest, from time to time, in stocks of large-sized and small-sized companies guided by the policies mentioned above, the small capitalized companies in which it primarily invests may offer significant appreciation potential. However, smaller companies may carry more risk than larger companies. Generally, small companies rely on limited product lines and markets, financial resources, or other factors, and this may make them more susceptible to setbacks or economic downturns. Small capitalized companies may be more volatile in price, normally have fewer shares outstanding and trade less frequently than large companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. In many instances, the securities of smaller companies are traded over the counter and may not be traded in the volume typical of a national securities exchange. Before you invest, please read "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

      Robert P. Fetch has been primarily responsible for the day-to-day management of the Small-Cap Fund since its inception. He is assisted by Gregory
M. Macosko, and may delegate management duties to other Lord Abbett employees. Prior to joining Lord Abbett, Mr. Fetch was a Managing Director of Prudential Investment Advisors.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
SMALL-CAP FUND                                     Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Load on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                           None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")              None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(1) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fee (See "Our Management")                 .75%
--------------------------------------------------------------------------------
12b-1 Fees                                           None
--------------------------------------------------------------------------------
Other Expenses (See "Our Management")                 .11%
--------------------------------------------------------------------------------
Total Operating Expenses                              .86%

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                1 year         3 years        5 years        10 years
--------------------------------------------------------------------------------
Class Y shares               $9             $27            $48            $106
--------------------------------------------------------------------------------

You would pay the same expenses on the same investment, assuming you kept your shares.

This example is for comparison and is not a representation of Small-Cap Fund's actual expenses and returns, either past or present.

(1) For Class Y shares, the annual operating expenses shown in the summary have been restated from the Fund's fiscal-year-end amount to reflect current fees. The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Fund.

GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
HOW WE INVEST

Normally, we invest primarily in equity securities of mid-sized companies, defined for this purpose as companies whose outstanding equity securities have an aggregate market value of between $1 billion and $6 billion. We favor companies that show the potential for stronger than expected earnings or growth. Under normal circumstances, at least 65% of our total assets will consist of investments made in growth companies, determined at the time of purchase.

See "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
RISK FACTORS

The value of your investment will fluctuate in response to stock market movements. The Fund employs other investment practices such as investments in foreign securities and other securities, that could adversely affect performance.

      Before you invest, please read "Investment Policies, Risks and Limits."

PORTFOLIO MANAGEMENT

Stephen J. McGruder, Executive Vice President and Senior Portfolio Manager of the Fund, is primarily responsible for day-to-day management of the Fund. He joined Lord Abbett in 1995 and has over 29 years of investment experience.

      Prior to joining Lord Abbett, Mr. McGruder served since October of 1988 as Vice President of Wafra Investment Advisory Group, a private investment company. Mr. McGruder is assisted by, and may delegate management duties to, other Lord Abbett employees who may be Fund officers.

      When Mr. McGruder became the Senior Portfolio Manager of the Fund on July 15, 1998, he introduced a growth style of investing to the Fund. Under this method, companies are favored that show the potential for stronger-than-expected earnings growth. Gradually, as the opportunities present themselves, these kinds of companies will be favored in the selection process. Under the former value style of investing used to manage the Fund, companies were selected without regard to current income under a process that sought to identify and invest in undervalued securities.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                               Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Load on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                                None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")                                     None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(1) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fee (See "Our Management")                      .90%
--------------------------------------------------------------------------------
12b-1 Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses (See "Our Management")                      .28%
--------------------------------------------------------------------------------
Total Operating Expenses                                  1.18%

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                              1 year                3 years
--------------------------------------------------------------------------------
Class Y shares                             $12                   $37
--------------------------------------------------------------------------------

You would pay the same expenses on the same investment, assuming you kept your shares.

This example is for comparison and is not a representation of Growth Opportunities Fund's actual expenses and returns, either past or present.

(1) For Class Y shares, the annual operating expenses shown in the summary have been restated from the Fund's fiscal-year-end amount to reflect current fees. The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Fund.

INTERNATIONAL FUND

--------------------------------------------------------------------------------
HOW WE INVEST

Portfolio investments will be made in equity securities of companies domiciled in developed countries, but investments also may be made in the securities of companies domiciled in developing countries. Equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, at least 80% of the total assets of the Fund will be invested in such equity securities of companies which are domiciled in at least three different countries outside the United States. The Fund currently intends to diversify investments among countries to reduce currency risk. Although the Fund will typically hold a number of diversified securities, it does entail above-average investment risk in comparison to the U.S. stock market.

The Fund may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments.

See "Investment Policies, Risks and Limits."

RISKS FACTORS

Although the International Fund intends to invest primarily in equity securities of companies with market capitalization of less than $1 billion listed on stock exchanges, it may also invest in equity securities of such companies traded in over-the-counter markets, as well as large and middle capitalization securities. Small capitalization securities involve greater risk and the markets for such securities may be more volatile and less liquid than those of larger securities. Securities of companies in developing countries may pose liquidity risks. For a description of special considerations and certain risks associated with investments in foreign issuers, before you invest see section headed "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

Christopher Taylor serves as Portfolio Manager of the International Fund. Mr. Taylor is Deputy Managing Director. He has been with the Sub-Adviser, Fuji-Lord Abbett International, Ltd. and its predecessor since 1987 and has 15 years of investment experience.

--------------------------------------------------------------------------------
Investor Expenses

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
INTERNATIONAL FUND                                       Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Load on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                                 None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")                    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(1) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fee (See "Our Management")                       .75%
--------------------------------------------------------------------------------
12b-1 Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses (See "Our Management")                       .43%
--------------------------------------------------------------------------------
Total Operating Expenses                                   1.18%

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                1 year         3 years        5 years        10 years
--------------------------------------------------------------------------------
Class Y shares               $12            $37            $65            $143
--------------------------------------------------------------------------------

You would pay the same expenses on the same investment, assuming you kept your shares.

This example is for comparison and is not a representation of International Fund's actual expenses and returns, either past or present.

(1) For Class Y shares, the annual operating expenses shown in the summary have been restated from the Fund's fiscal-year-end amount to reflect current fees. The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Fund.

HIGH YIELD FUND

--------------------------------------------------------------------------------
HOW WE INVEST

Normally, we invest in lower-rated debt securities, which entail greater risks than investments in higher-rated debt securities. The former are referred to colloquially as "junk bonds."

      We believe that a high total return (current income and capital appreciation) may be derived from an actively managed, diversified security portfolio. Under normal circumstances, we invest at least 65% of our total assets in lower-rated debt securities, some of which are convertible into common stock or have warrants to purchase common stock.

      We seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants to purchase common stocks. Higher yield on debt securities can occur during periods of inflation when the demand for borrowed funds is high. Also, buying lower-rated bonds when the credit risk is above average but, we think, likely to decrease, can generate higher yields.

See "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
RISK FACTORS

The lower-rated bonds in which the Fund invests involve risks that interest and principal payments may not be made. Some issuers may default as to principal and/or interest payments subsequent to our purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. In addition, the value of your investment will change as the general levels of interest rates fluctuate. When interest rates decline, share value may rise. When interest rates rise, share value may decline. The Fund employs other investment practices, such as investments in foreign securities, illiquid securities and other securities, that could adversely affect performance. Before you invest, please read "Investment Policies, Risks and Limits."

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT

Christopher J. Towle, Executive Vice President and Co-Portfolio Manager of the Fund, is primarily responsible for the day-to-day management of the Fund. Mr. Towle has been with Lord Abbett since 1988 and has over 17 years of investment experience. Mr. Towle is assisted by, and may delegate management duties to, other Lord Abbett employees who may be Fund officers.

      Michael Goldstein serves as Co-Portfolio Manager of the Fund. Mr. Goldstein has been with Lord Abbett since April 1997. Prior to Joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses shown below are based on historical expenses adjusted to reflect current fees. Future expenses may be different than those shown.

--------------------------------------------------------------------------------
HIGH YIELD FUND                                     Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Maximum Sales Load on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                            None
--------------------------------------------------------------------------------
Deferred Sales Charge (See "Purchases")                                     None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses(1) (as a % of average net assets)
--------------------------------------------------------------------------------
Management Fee (See "Our Management")                 0.60%
--------------------------------------------------------------------------------
12b-1 Fees                                            None
--------------------------------------------------------------------------------
Other Expenses (See "Our Management")                 0.25%
--------------------------------------------------------------------------------
Total Operating Expenses                              0.85%

Example

Assume an average annual return of 5% and no change in the level of expenses. For a $1,000 investment with all dividends and distributions reinvested, you would have paid the following total expenses assuming you sold your shares at the end of each time period indicated.

--------------------------------------------------------------------------------
Share Class                              1 year                3 years
--------------------------------------------------------------------------------
Class Y shares                             $12                   $37
--------------------------------------------------------------------------------

You would pay the same expenses on the same investment, assuming you kept your shares.

This example is for comparison and is not a representation of High Yield Fund actual expenses and returns, either past or present.

(1) For Class Y shares, the annual operating expenses shown in the summary have been restated from the Fund's fiscal-year-end amount to reflect current fees. The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment in each Fund.

FINANCIAL HIGHLIGHTS The following financial highlights are unaudited except for Affiliated Fund which has been audited by Deloitte & Touche LLP, independent auditors, in connection with their annual audit of each Fund's Financial Statements, whose report may be obtained on request. Call 800-821-5129 and ask for each Fund's 1998 annual report.

--------------------------------------------------------------------------------------------------------------
                                                Affiliated Fund                       Small-Cap Fund
Per Class Y Share Operating            For the Period March 27, 1998(a)    For the Period December 30, 1997(a)
Performance:                                   to April 30, 1998                      to May 31, 1998
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.44                            $   16.34
--------------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 .016                                  .00
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
--------------------------------------------------------------------------------------------------------------
  gain on securities                                    .014                                 1.06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                         .03                                 1.06
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    15.47                            $   17.40
--------------------------------------------------------------------------------------------------------------
Total Return(b)                                          .19%                                6.49%
--------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets(b)
--------------------------------------------------------------------------------------------------------------
  Expenses                                              0.04%                                 .36%
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 0.11%                                 .00%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Supplemental Data:                               Affiliated Fund                      Small-Cap Fund
--------------------------------------------------------------------------------------------------------------
Net Assets, end of year (000)                     $8,991,127                             $657,889
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29.93%                               25.58%
--------------------------------------------------------------------------------------------------------------
  Average commissions per share
--------------------------------------------------------------------------------------------------------------
  paid on equity transactions                     $     .060                             $   .058

---------------------------------------------------------------------------
                                                International Fund
Per Class Y Share Operating            For the Period December 30, 1997(a)
Performance:                                     to April 30, 1998
---------------------------------------------------------------------------
Net asset value, beginning of period                $   11.28
---------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------
  Net investment income                                   .09
---------------------------------------------------------------------------
  Net realized and unrealized
---------------------------------------------------------------------------
  gain on securities                                     3.23
---------------------------------------------------------------------------
Total from investment operations                         3.32
---------------------------------------------------------------------------
Net asset value, end of period                      $   14.60
---------------------------------------------------------------------------
Total Return(b)                                         29.43%
---------------------------------------------------------------------------
  Ratios to Average Net Assets(b)
---------------------------------------------------------------------------
  Expenses                                                .33%
---------------------------------------------------------------------------
  Net investment income                                   .60%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Supplemental Data:                               International Fund
---------------------------------------------------------------------------
Net Assets, end of year (000)                       $  90,153
Portfolio turnover rate                                 11.14%
---------------------------------------------------------------------------
  Average commissions per share
---------------------------------------------------------------------------
  paid on equity transactions                       $    .015

(a)   Commencement of Operations.
(b)   Not Annualized.
      See Notes to Financial Statements.

--------------------------------------------------------------------------------
PURCHASES

Class Y shares. Class Y shares are purchased at net asset value with no sales charge of any kind. The net asset value of our shares is calculated every business day as of the close of the New York Stock Exchange ("NYSE") by dividing net assets by the number of shares outstanding. Securities are valued at their market value as more fully described in the Statement of Additional Information.

Who May Invest? Eligible purchasers of Class Y shares include: (i) certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our Class Y shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers or other financial institutions ("mutual fund wrap-fee programs"), (ii) the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisors on a private-advisory-account basis, and (iii) institutional investors, including retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

How Much Must You Invest? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our exclusive selling agent. Place your order with your investment dealer or send it to the Lord Abbett Fund you selected (P.O. Box 419100, Kansas City, Missouri 64141). The minimum initial investment is $1 million except for mutual fund wrap-fee programs which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor which reserves the right to reject any order.

Buying Shares Through Your Dealer. Orders for shares received by a Fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at net asset value effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the net asset value effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

Buying Shares By Wire. To open an account, call 800 -821-5129 Ext. 34028, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: United Missouri Bank of Kansas City, N.A., Routing number
- 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund of your choice, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: United Missouri Bank of Kansas City, N.A., routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund of your choice, note Class Y shares and include your account number and your name.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

We offer the following shareholder services:

      Telephone Exchange Privilege: Class Y shares may be exchanged without a service charge for Class Y shares of any eligible Lord Abbett-sponsored fund.

      You or your investment professional with proper identification can instruct your Fund to exchange uncertificated shares of a class (held by the transfer agent) by telephone. Shareholders have this privilege unless they refuse it in writing. A Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine and will employ reasonable procedures to confirm that instructions received are genuine, including requesting proper identification and recording all telephone exchanges. Instructions must be received by a Fund in Kansas City (800-821-5129) prior to the close of the NYSE to obtain a Fund's net asset value per class share on that day. Expedited exchanges by telephone may be difficult to implement in times of drastic economic or market change. The exchange privilege should not be used to take advantage of short-term swings in the market. Each Fund reserves the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. Each Fund can revoke the privilege for all shareholders upon 60 days' prior written notice. A prospectus for the other Lord Abbett-sponsored fund selected by you should be obtained and read before an exchange. Exercise of the Telephone Exchange Privilege will be treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be recognized.

      All correspondence should be directed to the Fund you selected (P.O. Box 419100, Kansas City, Missouri 64141; 800-821-5129).

--------------------------------------------------------------------------------
REDEMPTIONS

To obtain the proceeds of an expedited redemption, you can telephone your Fund. A Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine and will employ reasonable procedures to confirm that instructions received are genuine, including requesting proper identification, recording all telephone redemptions and mailing the proceeds only to the named shareholder at the address appearing on the account registration.

      Send your written redemption request to the Fund you selected (P.O. Box 419100, Kansas City, Missouri 64141) with signature(s) and any legal capacity of the signer(s) guaranteed by an eligible guarantor accompanied by any certificates for shares to be redeemed and other required documentation. We will make payment of the net asset value of the shares on the date the redemption order was received in proper form. Payment will be made within three business days. Each Fund may suspend the right to redeem shares for not more than three days (or longer under unusual circumstances as permitted by Federal law). If you have purchased a Fund's shares by check and subsequently submit a redemption request, redemption proceeds will be paid upon clearance of your purchase check, which may take up to 15 days. To avoid delays you may arrange for the bank upon which a check was drawn to communicate to the Fund that the check has cleared.

Wire. In order to receive funds by wire, our servicing agent must have the wiring instruction on file. To verify that this feature is in place, call 800-821-5129 Ext. 34028, Institutional Trade Dept. Minimum wire: $1,000. Your wire redemption request must be received by your Fund before the close of the NYSE for money to be wired on the next business day.

      Tax-qualified Plans: For redemptions of $50,000 or less, follow normal redemption procedures. Redemptions over $50,000 must be in writing from the employer, broker or plan administrator stating the reason for the redemption. The reason for the redemption must be received by the Fund prior to, or concurrent with, the redemption request.

--------------------------------------------------------------------------------
DIVIDENDS AND CAPITAL GAINS

Dividends/Capital Gains Distributions. Dividends from net investment income, if any, are expected to be paid in February, May, August and November for Affiliated Fund. A supplemental dividend may also be paid in December. For Small-Cap Fund, Growth Opportunities Fund and International Fund, payments will be made annually; High Yield Fund, monthly. A second distribution may be made in order to comply with Federal income tax requirements that a certain percentage of capital gains be distributed during the year.

Capital Gains Distributions. Any capital gains distribution is expected to be made annually and may be taken in cash or reinvested. Distributions of any net long-term capital gains will be taxable to a shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Under recently enacted legislation, the maximum tax rate on long-term capital gains for a U.S. individual, estate or trust is reduced to 20% for distributions derived from the sale of assets held by the Fund for more than 18 months. (If the taxpayer is in the 15% tax bracket, the rate is 10%.) For distributions derived from the sale of assets held by the Fund between 12 and 18 months, the tax rate remains at 28%. (If the taxpayer is in the 15% tax bracket, the tax rate is 15%.)

Dividends/Capital Gains Receipt or Reinvestment. If you elect to receive dividends or capital gains in cash, a check will be mailed to you as soon as possible after the reinvestment date. If you arrange for direct deposit, your payment will be electronically transmitted to your bank account within one day after the payable date. Most investors reinvest their dividends and capital gains. If you choose this option, or if you do not indicate any choice, your dividends and capital gains distributions will be automatically reinvested in additional shares.

Taxes. The Funds pay no federal income tax on the earnings distributed to shareholders. Consequently, dividends you receive, whether reinvested or taken in cash, are generally considered taxable. Dividends declared in December of any year will be treated for federal income tax purposes as having been received by shareholders in that year if they are paid before February 1 of the following year.

      Each January, you will be mailed, if applicable, a Form 1099 tax information statement detailing your dividends and capital gain distributions. You should consult your tax adviser concerning applicable state and local taxes.

For more information about the tax consequences from dividends and distributions, see the Statement of Additional Information.

--------------------------------------------------------------------------------
OUR MANAGEMENT

Our business is managed by our officers on a day-to-day basis under the overall direction of our Board of Directors/Trustees with the advice of Lord Abbett. Each Fund employs Lord Abbett as investment manager pursuant to a management Agreement. Lord Abbett has been an investment manager for over 69 years and currently manages approximately $28 billion in a family of mutual funds and other advisory accounts. Under the Management Agreement, Lord Abbett provides us with investment management services and personnel, pays the remuneration of our officers and of our Directors/Trustees affiliated with Lord Abbett, provides us with office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and supervision of our portfolios and certain other costs. Lord Abbett provides similar services to nine other Lord Abbett-sponsored funds having various investment objectives and also advises other investment clients.

      Each Fund pays Lord Abbett a monthly fee based on average daily net assets for each month. In addition, each Fund pays all expenses not expressly assumed by Lord Abbett. For the fiscal year ended October 31, 1997, the fee paid by Affiliated Fund to Lord Abbett as a percentage of average daily net assets was at the annual rate of .32 of 1%. For the fiscal year ended November 30, 1997, the fee paid by Small-Cap Fund to Lord Abbett as a percentage of average daily net assets was at the annual rate of .75 of 1%. For the fiscal year ended November 30, 1997, Growth Opportunities Fund's fee to Lord Abbett was waived. The International Fund, for the fiscal year ended October 31, 1997, paid Lord Abbett as a percentage of daily net assets at the annual rate of .75 of 1%.

      The services provided to the Fund and its shareholders by Lord Abbett, Lord Abbett Distributor, the Fund's transfer agent and the Fund's custodian depend on the proper functioning of their computer systems and those of their outside service providers. Many computer systems, and many imbedded microprocessors now in use cannot distinguish between the year 2000 and the year 1900, an inability that could disrupt the services provided to the Fund. Lord Abbett, Lord Abbett Distributor, the Fund's transfer agent and the Fund's custodian all have advised the Fund that they have been actively working on changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time. However, because the year 2000 problem is unprecedented, there can be no assurance that they will be successful. Neither can there be any assurance that their services will not be impaired by interactions with other computer systems that have not been adapted for the year 2000.

      In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer and microprocessor failures throughout the financial services industry beginning January 1, 2000. Also, corporate and governmental data processing errors may result in problems for individual companies and may create overall economic uncertainties. Accordingly, the Fund's investments may be adversely affected.

      The Funds will not hold annual meetings of shareholders unless required to by the Investment Company Act of 1940, the Board of Directors/Trustees or the shareholders with one-quarter of the outstanding stock of each Fund entitled to vote. See the Statement of Additional Information for each Fund for more details.

The Funds. Affiliated Fund, a diversified open-end management investment company, was incorporated under Maryland law in 1975; Small-Cap Fund and Growth Opportunities Fund is a diversified separate series of Lord Abbett Research Fund, Inc., a diversified open-end management investment company which was incorporated under Maryland law in 1992; International Fund, a diversified separate series of Lord Abbett Securities Trust, a diversified open-end management investment company, was organized as a Delaware Business Trust in 1993. High Yield Fund is a diversified separate series of Lord Abbett Investment Trust, a diversified open-end management investment company, which was incorporated under Maryland law in 1976.

--------------------------------------------------------------------------------
FUND PERFORMANCE

About the Affiliated Fund. The Fund completed its fiscal year on October 31, 1997. During this time, it enjoyed returns above historical averages due to an environment of solid economic growth, low inflation and strong corporate profit gains. Throughout most of the period, the portfolio has been evenly diversified, but with a moderate overweighting in financial stocks. Furthermore, we have shifted our focus within this group of stocks towards insurance companies, which are benefiting from industry-wide consolidation and cost-cutting efforts.

About the Small-Cap Fund. The Fund completed its fiscal year on November 30, 1997. Its exceptional performance over the past fiscal year can be attributed to select industrial and technology stocks in the portfolio. During the year, valuations of small-cap stocks were favorable, providing many opportunities in the marketplace to purchase companies with performance characteristics that drive toward consistent, strong performance with low volatility. We look for companies with long operating histories, strong market positions within their industry and financial strength. These characteristics help to reduce business risk and protect companies form both economic and competitive pressures. We continue to seek issues with solid fundamental prospects in the small-cap universe to add value to the Fund.

About the Growth Opportunities Fund (formerly, Lord Abbett Research Fund - Mid-Cap Series). The Fund completed its fiscal year on November 30, 1997. Over the past year, the stock market experienced several corrections before rebounding to new heights. This occurred against a background of surprising strength in the economy, concerns of inflation and a volatile interest-rate environment. The positive performance of your Fund over the past year can be attributed to the use of the best ideas generated by the Fund's research team. Specifically, individual issues in the technology, finance and consumer sectors proved to be rewarding.

About the International Fund. The Fund completed its fiscal year on October 31, 1997. It enjoyed a strong performance over the past year due in large part to gains made by industrial companies which are domiciled in Germany and Canada. One company that helped portfolio performance during the year manufactures "zero emission" hydrogen powered fuel cells that produce water and oxygen as waste materials. Another is the world's largest supplier of database software tools used for information integration. These are some examples of what we believe are industry leaders. In addition, due to our selective investment process, we had minimal exposure to companies located in the emerging and Far Eastern markets that fell sharply during the period.

About the High Yield Fund. This Fund was effective as of November 30, 1998 and, subsequently, has no reportable performance history at this time.

INVESTMENT POLICIES, RISKS AND LIMITS

The Funds are permitted to utilize, within limits established by the Board of Directors, the following investment policies, in an effort to enhance performance. These policies have risks associated with them. However, certain practices may reduce these risks. To the extent the Funds utilize these policies, overall performance may be positively or negatively affected.

POLICIES COMMON TO ALL FUNDS

Securities Lending: This entails lending securities to financial institutions which provide continuous collateral equal to the market value of the securities loaned.

      Risk: Delay in recovery of collateral and loss should the borrower of the security fail financially.

      Limit: Loans, in the aggregate, may not exceed 30% of Affiliated Fund's, International Fund's, and

High Yield Growth Fund's total assets, and 5% of Small-Cap Fund's and Growth Opportunities Fund's total assets.

Illiquid Securities. These securities are not traded on the open market. May include illiquid Rule 144A securities.

      Risk: Certain securities may be difficult or impossible to sell at the time and price the seller would like.

      Limit: Each Fund may invest up to 15% of its assets in illiquid securities. Securities determined by the Board of Directors to be liquid are not subject to this limitation.

Borrowing: Each Fund may borrow money.

      Risk: Depending on the circumstances, the interest paid on borrowed money may reduce a Fund's return.

      Limit: Not in excess of 33 1/3% of total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes. Up to an additional 5% of total assets are available for temporary purposes. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Foreign
Securities:

Foreign securities are securities primarily traded in countries outside the United States.

      Risk: These securities are not subject to the same degree of regulation and may be more volatile and less liquid than securities traded in major U.S. markets. Other considerations include political and social instability, expropriations, higher transaction costs, currency fluctuations, nondeductable withholding taxes and different settlement practices.

      Limit: Affiliated Fund may invest up to 10% of its assets, Small Cap Fund and Growth Opportunities Fund up to 35% of their net assets, International Fund at least 80%, and High Yield Fund up to 20% of assets at the time of investment in foreign securities (of the type described herein).

Diversification. Generally, the diversification rules under Subchapter M of the Internal Revenue Code require that at the end of each quarter of the taxable year, (a) not more than 25% of each Fund's total assets be invested in any one issuer and (b) with respect to 50% of each Fund's total assets, no more than 5% of each Fund's total assets be invested in any one issuer, except U.S. Government securities. Each Fund intends to meet these rules.

      Each Fund, as a "diversified" Fund, is prohibited, with respect to 75% of the value of its total assets, from investing more than 5% of its total assets in securities of any one issuer other than U.S. Government securities.

      When the assets and revenues of a sovereign state's political subdivision are separate from those of the sovereign state government creating the subdivision, and the security is backed only by the assets and revenues of the subdivision, the subdivision would be considered the sole issuer. Similarly, if a revenue bond is backed only by the assets and revenues of a nongovernmental user, then such user would be considered the sole issuer.

POLICIES COMMON TO AFFILIATED FUND,
SMALL-CAP FUND, GROWTH OPPORTUNITIES
FUND AND INTERNATIONAL FUND.

Selling Covered Call Options: A covered call option on stock gives the buyer of the option, upon payment of a premium to the seller (writer) of the option, the right to call upon the writer to deliver a specified number of shares of a stock owned by the writer on or before a fixed date at a predetermined price.

      Risk: Although each Fund receives income based on receipt of the premium, it gives up participation in the appreciation of the stock above the predetermined price if it is called away by the buyer.

      Limit: Each Fund may write covered call options on securities having an aggregate market value not to exceed 10% of Affiliated Fund's gross assets, 5% of Small-Cap Fund's gross assets, 5% of Growth Opportunities Fund's gross assets and International Fund's net assets.

POLICIES COMMON TO AFFILIATED FUND,
SMALL-CAP FUND, HIGH YIELD FUND AND
GROWTH OPPORTUNITIES FUND.

Rule 144A Securities: These securities are determined by the Directors to be liquid pursuant to Securities and Exchange Commission Rule 144A (the "Rule"). Under the Rule, a qualifying unregistered security may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.

      Risk: Investments in Rule 144A securities initially determined to be liquid could have the effect of diminishing the level of a Fund's liquidity during periods of decreased market interest in such securities.

POLICIES COMMON TO SMALL-CAP FUND, GROWTH
OPPORTUNITIES FUND, AND INTERNATIONAL FUND

When-Issued or Delayed Delivery Transactions: Such transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the custodian will likewise designate as segregated those securities sold on a delayed delivery basis.

      Risk: The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

Rights and Warrants: The Funds may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants. The term "warrants" includes warrants which are not listed on the New York or American Stock Exchanges.

      Limit: Growth Opportunities Fund has no present intention to commit more than 5% of its gross assets to rights and warrants, Small-Cap Fund 5% of its gross assets, and International Fund 5% of its net assets.

Repurchase Agreements: The Funds may, on occasion, enter into repurchase agreements whereby the seller of a security agrees to repurchase that security at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Each Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price, including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and if the value of the instruments declines, each Fund's will require additional collateral.

      Risk: If the seller defaults and the value of the collateral securing the repurchase agreement declines, each Fund may incur a loss.

Forward Foreign Currency Contracts: The Funds may utilize a forward foreign currency contract which involves an obligation to purchase or sell a specific amount of a currency at a set price on a future date. A Fund may enter into forward foreign currency contracts in primarily two circumstances. First, when a Fund desires to "lock in" the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date of purchase or sale and the date of settlement.

      Second, when Fund management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, a Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency or, in the alternative, may use a cross-currency-hedging technique whereby it enters into such a forward contract to sell another currency (obtained in exchange for the currency in which the portfolio securities are denominated if such securities are sold) which it expects to decline in a similar manner.

      Risk: Precise matching of the forward contract and the value of the securities involved will generally not be possible.

      Currency Put and Call Options: The International Fund may transact in currency put and call options on U.S. exchanges or U.S. over-the-counter markets ("OTC") to protect the dollar against foreign currency exposure. Small-Cap Fund and Growth Opportunities Fund may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets ("OTC"). A put option gives a Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

      A foreign currency call option written by a Fund gives the purchaser, upon payment of a premium, the right to purchase from a Fund a currency at the exercise price until the expiration of the option. Each Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency ("Cross Hedging"). Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential.

      Risk: OTC options are generally less liquid and involve issuer credit risk. The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities unless a Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the OTC option. The exercise of such an option ordinarily would involve the payment by a Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid."

      Limit: The premiums paid for such foreign currency put options will not exceed 5% of the net assets of a Fund. Unlisted options, together with other illiquid securities, may comprise no more than 15% of a Fund's net assets. The face value of such currency call option writing or cross-hedging may not exceed 90% of the value of the securities denominated in such currency (a) invested in by a Fund to cover such call writing or (b) to be crossed.

      The Funds will segregate cash or permitted liquid securities in an amount not less than that required by SEC Release 10666 and SEC staff interpretations thereof with respect to assets committed to (a) currency put and call options,
(b) forward foreign currency contracts, and (c) cross hedges entered into by each Fund. If the value of the securities segregated declines, additional cash or permitted securities will be added on a daily basis (i.e., marked to market), so that that segregated amount will not be less than the amount of each Fund's commitments with respect to such options, forward foreign currency contracts and cross hedges.

POLICIES COMMON TO SMALL-CAP FUND, GROWTH
OPPORTUNITIES FUND AND INTERNATIONAL FUND

Closed-End Investment Companies: The Funds may invest in closed-end investment companies.

      Risk: Shares of such investment companies sometimes trade at a discount or premium in relation to their net asset value and there may be duplication of fees, for example, to the extent that a Fund and the closed-end investment company both charge a management fee.

      Limit: Except for International Fund which has no limit, no more than 5% of the gross assets of each Fund may be invested in closed-end investment companies.

POLICIES COMMON TO GROWTH OPPORTUNITIES
FUND AND INTERNATIONAL FUND

Financial Futures: A financial futures transaction is an exchange-traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specific future date and price. Each Fund may deal in financial futures transactions with respect to the type of securities described for it, herein, including indices of such securities and options on such financial futures and indices.

      Risk: The price behavior of the futures contract may not correlate with that of the item being hedged.

      Limit: Each Fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

POLICIES RELATING TO SMALL-CAP FUND AND
GROWTH OPPORTUNITIES FUND

Options Transactions: The Funds may purchase and write (i.e., sell) put and call options on equity securities or stock indices that are traded on national securities exchanges.

      A put option on equity securities gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price.

      A call option on equity securities gives the purchaser, in return for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities to the purchaser upon receipt of the exercise price.

      Options on stock indices are similar to options on equity securities except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right, in return for a premium paid, to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of an index option, in return for a premium, is obligated to pay the amount of cash due upon exercise of the option.

      Risk: Each Fund, as the writer of a put option, might therefore be obligated to purchase underlying securities for more than their current market value.

      When a Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

      Limit: The Funds may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund's net assets. The Fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for such options. With respect to Growth Opportunities Fund, provided they are traded on a national securities exchange and used to increase the Fund's income and to provide greater flexibility in the disposition of the Fund's portfolio securities, the Fund may write covered call options on securities having an aggregate market value not to exceed 5% of the Fund's gross assets.

      Each Fund will write only "covered" options. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying securities or maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value sufficient at all times to cover its obligations in a segregated account.

See "Investment Objective and Policies -- Limitation on Purchase and Sale of Stock Options, Options on Stock Indices and Stock Index Futures" in the Statement of Additional Information.

Temporary Investments: For temporary defensive purposes or to create reserve purchasing power pending other investments, the Fund may invest in high-quality, short-term debt obligations of banks, corporations or the U.S. Government of the type normally owned by a money market fund. Neither an issuer's ceasing to be rated investment grade nor a rating reduction below that grade will require elimination of a bond from our portfolios.

POLICIES RELATING TO AFFILIATED FUND AND HIGH
YIELD FUND

High Yield Debt Securities: High yield debt securities or "junk bonds" are rated BB/Ba or lower and typically pay a higher yield than investment-grade debt securities.

      Risk: The market for lower-rated bonds generally is less liquid than that for higher-rated bonds. Market prices of lower-rated bonds may fluctuate more than those of higher-rated bonds, particularly in times of economic change and stress. In addition, because the market for lower-rated corporate debt securities has in past years experienced wide fluctuations in the values of certain of these securities, past experience may not provide an accurate indication of the future performance of that market or of the frequency of default, especially during periods of recession. Objective pricing data for lower-rated bonds may be more limited than for higher-rated bonds and valuation of such securities may be more difficult and require greater reliance upon judgment. While the market for lower-rated bonds may be relatively insensitive to interest rate changes, the market prices of these bonds structured as zero coupon or pay-in-kind securities may be affected to a greater extent by such changes and thus may be more volatile than prices of lower-rated securities paying interest periodically in cash. Lower-rated bonds that are callable prior to maturity may be more susceptible to refunding during periods of falling interest rates, requiring replacement with lower-yielding securities.

      Limit: Affiliated Fund will not invest more than 5% of assets at the time of investment in high-yield debt securities. High Yield Fund has no limit on the amount of high-yield securities it will invest in; in no event will it invest more than 10% of gross assets at the time of investment in debt securities which are in default as to interest or principal.

POLICIES RELATING TO SMALL-CAP FUND ONLY

Debt Securities: The Small-Cap Fund may engage in investing in straight bonds or other debt securities, including lower rated, high-yield bonds.

      Risk: When interest rates rise the value of debt securities tend to fall and when interest rates fall the value of debt securities tend to rise. The longer the maturity of a debt security, the more this volatility tends to occur.

      Limit: The Small-Cap Fund will not invest more than 5% of its assets (at the time of investment) in lower rated (BB/Ba or lower), high-yield bonds.

Stock Index Futures: A stock index futures contract is an agreement in which one party agrees to deliver to another an amount of cash equal to a specific dollar amount times the difference between a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

      Risk: Participation in the options or futures markets involves investment risks and transaction costs to which the Small-Cap Fund would not be subject absent the use of these strategies. If the Small-Cap Fund management's prediction of movement in the direction of the securities markets is inaccurate, the adverse consequences to the Fund may leave it in a worse position than if such strategies were not used. Risks inherent in the use of options and stock index futures include: (1) dependence on management's ability to predict correctly movements in the direction of specific securities being hedged or the movement in stock indices; (2) imperfect correlation between the price of options and stock index futures and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) daily limits on price variance for a futures contract or related options imposed by certain futures exchanges and boards of trade may restrict transactions in such securities on a particular day.

Short Sales: The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against-the-box").

      Risk: There may not always be perfect correlation between a short sale against-the-box and the deferral of realization of gain or loss for federal tax purposes.

      Limit: Short sales will be made primarily to defer realization of gain or loss for federal tax purposes. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box.

POLICIES RELATING TO INTERNATIONAL FUND ONLY

Investment Funds. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended, and other applicable restrictions as discussed herein or in the Statement of Additional Information.

      Risk: If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of Lord Abbett), but also will indirectly bear similar expenses of the underlying investment funds.

      Limit: Normally, the Fund may invest not more than 5% of its total assets.

Depository Receipts. The Fund may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") and other Depository Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depository Receipts"), to the extent that such Depository Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depository. ADRs may be established by a depository without participation by the underlying issuer. GDRs, EDRs and other types of Depository Receipts are typically issued by foreign depositories, although they may also be issued by U.S. depositories, and evidence ownership interests in a security or pool of securities issued by either a foreign or U.S. corporation. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. The Fund may invest in sponsored and unsponsored Depository Receipts. For purpose of the Fund's investment policies, the Fund's investments in Depository Receipts will be deemed to be investments in the underlying securities.

POLICIES RELATING TO HIGH YIELD FUND ONLY

Options and Financial Futures Transactions: The Fund may deal in options on securities, securities indexes and financial futures transactions, including options on financial futures to increase or decrease its exposure to changing securities prices or interest rates or for bona fide hedging purposes.

      An option is the right of the Fund to buy or sell securities of a company which was granted in exchange for an agreed upon price.

      A security index is an index which reflects the market price and number of shares outstanding for the shares of the index.

      A financial futures transaction is an exchange - traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specific future date and price.

      Risk: The use of options and financial futures to achieve a Fund's investment objective could result in a loss due to unanticipated market conditions and could increase the volatility of the Fund. These transactions may involve a small investment of cash relative to the risks assumed.

      Limit: The Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options and purchase and sell futures contracts provided that no more than 5% of its assets (at the time of purchase) may be invested in premiums on such options and initial margin deposits on such futures contracts.

Equity Securities: Securities which may include stocks and preferred stocks. The common stocks represent an equity ownership interest in a corporation.

      Risk: Equity security prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

      Limit: The Fund may not invest more that 20% of its total assets in equity securities.

OTHER POLICIES. (1) We may hold or sell any property or securities which we may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by us. In no event will we voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in our portfolio is greater than 35% of the value of our gross assets. A purchase or acquisition will not be considered "voluntary" if made in order to avoid loss in value of a conversion or other premium.

      (2) We may not borrow in excess of 33 1/3% of our gross assets taken at cost or market value, whichever is lower at the time of borrowing, and then only as a temporary measure for extraordinary or emergency purposes.

Objective, Restriction and Policy Changes. A Fund will not change its investment objective or its fundamental restrictions without shareholder approval. If a Fund determines that its objective can best be achieved by a substantive change in investment policy, which may be changed without shareholder approval, a Fund may make such change by disclosing it in the prospectus.

For more information about investment policies, restrictions and risk factors, see the Statement of Additional Information.

--------------------------------------------------------------------------------
      This Prospectus does not constitute an offering in any jurisdiction in which such offer is not authorized or in which the person making such offer is not qualified to do so or to anyone to whom it is unlawful to make such offer.

      No person is authorized to give any information or to make any representations not contained in this Prospectus or in supplemental sales material authorized by the Fund and no person is entitled to rely upon any information or representation not contained herein or therein.

Investment Manager and Underwriter

Lord, Abbett & Co. and Lord Abbett Distributor LLC
The General Motors Building
767 Fifth Avenue
New York, New York 10153-0203
212-848-1800

Custodian

The Bank of New York
48 Wall Street
New York, New York 10286

Transfer Agent and Dividend
Disbursing Agent

United Missouri Bank of Kansas City, N.A.
Tenth and Grand
Kansas City, Missouri 64141

Shareholder Servicing Agent

DST Systems, Inc.
P.O. Box 419100
Kansas City, Missouri 64141
800-821-5129

Auditors
Deloitte & Touche LLP

Counsel

Debevoise & Plimpton

Printed in the U.S.A.

LARF-1- 11/98

(11/98)

LORD, ABBETT & Co.
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203

Lord, Abbett & Co.
Statement of Additional Information                            November 30, 1998

                        Lord Abbett Affiliated Fund, Inc.
                Lord Abbett Research Fund, Inc. - Small-Cap Fund
           Lord Abbett Research Fund, Inc. - Growth Opportunities Fund
                Lord Abbett Securities Trust - International Fund
                 Lord Abbett Investment Trust - High Yield Fund

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. A Prospectus for the Class Y shares of Lord Abbett Affiliated Fund, Inc. ("Affiliated Fund"), Lord Abbett Research Fund, Inc.-Small-Cap ("Small-Cap Fund"), Lord Abbett Research Fund, Inc.-Growth Opportunities Fund ("Growth Opportunities Fund"), Lord Abbett Securities Trust - International Fund ("International Fund"), and Lord Abbett Investment Trust - High Yield Fund ("High Yield Fund"), individually ("we" or the "Fund"), collectively (the "Funds"), may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement of Additional Information relates to, and should be read in conjunction with, theProspectus dated November 30, 1998 (the "Prospectus").

Our Boards of Directors/Trustees have authority to create and classify shares in separate series, without further action by shareholders. To date, the Boards of Directors/Trustees have authorized four classes of shares for Small-Cap Fund, Growth Opportunities Fund, International Fund and High Yield Fund (Class A, B, C and Y), and five classes of shares for Affiliated Fund (Class A, B, C, Y and P). The Board of a Fund will allocate a Fund's shares among its classes from time to time. All shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Although no present plans exist to do so, further series may be added to one or more of the Funds in the future. The Investment Company Act of 1940, as amended (the "Act"), requires that where more than one series exists for a Fund, each series must be preferred over all other series in respect of assets specifically allocated to such series.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as a Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.

Shareholder inquiries should be made by writing directly to your Fund or by calling 800-821-5129. In addition, you can make inquiries through Lord Abbett Distributor.

                    TABLE OF CONTENTS                              PAGE

           1.       Investment Policies                             2
           2.       Directors (Trustees) and Officers              10
           3.       Investment Advisory and Other Services         14
           4.       Portfolio Transactions                         16
           5.       Purchases, Redemptions
                    and Shareholder Services                       17
           6.       Past Performance                               18
           7.       Taxes                                          19
           8.       Information About The Funds                    20
           9.       Financial Statements                           20
          10.       Appendix                                       21

                                       1.

                               Investment Policies

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions which cannot be changed without approval of the holders of a majority of a Fund's outstanding shares. Each Fund may not: (1) borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law; (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law); (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws; (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts); (6) with respect to 75% of the gross assets of each Fund, buy securities of one issuer representing more than (i) 5% of each Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer; (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or (8) issue senior securities to the extent such issuance would violate applicable law.

With respect to the restrictions mentioned herein, compliance therewith will not be affected by changes in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.

Non-Fundamental Investment Restrictions. In addition to the investment restrictions above which cannot be changed without shareholder approval, each Fund also is subject to the following non-fundamental investment policies which may be changed by the Boards of Directors (Trustees) without shareholder approval. Each Fund may not: (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes; (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law; (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Boards of Directors (Trustees); (4) invest in the securities of other investment companies as defined under the Act, (in the case of the International Fund, as long as the Fund is an underlying fund in a fund-of-funds structure) except as permitted by applicable law; (5) invest in securities of issuers which, with their predecessors, have a record of less than three years of continuous operation, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities); (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of each Fund's officers or directors (trustees) or by one or more partners or members of the Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer; (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange); (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities; (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in a Fund's prospectus and statement of additional information, as they may be amended from time to time; (10) buy from or sell to any of a Fund's officers, directors (trustees), employees, or its investment adviser or any of a Fund's officers, directors (trustees), partners or employees, any securities other than shares of a Fund; and (11) with respect to Affiliated Fund, pledge, mortgage or hypothecate its assets; however, this provision does not apply to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options.

For the year ended October 31, 1997, Affiliated Fund's portfolio turnover rate was 46.41% versus 47.06% for the prior year. For the year ended November 30, 1997, the Small-Cap Fund's portfolio turnover rate was 45.24% and 110.09% for the period December 13, 1997 (commencement of operations) to November 30, 1997. For the period December 13, 1996 (commencement of operations) to October 31, 1997, the International Fund's' portfolio turnover rate was 29.72%.

Although they have no current intention to do so, each Fund may invest in financial futures & options on financial futures.

Each Fund did not invest in repurchase agreements or lend portfolio securities during the last fiscal year and have no present intent to do so.

INVESTMENT POLICIES (WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL.)

Financial Futures Contracts (International Fund). The International Fund may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which the International Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities which differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. The International Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by its outstanding futures contracts and securities covered by futures contracts subject to the outstanding options written by it would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The International Fund will incur brokerage fees when it purchases or sells contracts and will be required to maintain margin deposits. At the time it enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand for futures contracts and securities underlying the contracts and differences between the liquidity of the markets for such contracts and the securities underlying them. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

Options on Financial Futures Contracts (International Fund). The International Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The International Fund would be required to deposit with our custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by us. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts described above. Generally speaking, a given dollar amount used to purchase an option on a financial futures contract can hedge a much greater value of underlying securities than if that amount were used to directly purchase the same financial futures. Should the event that the International Fund intends to hedge (or protect) against not materialize, however, the option may expire worthless, in which case the International Fund would lose the premium paid therefor.

Segregated Accounts (International Fund). To the extent required to comply with Securities and Exchange Commission Release 10666 and any related SEC policies, when purchasing a futures contract, or writing a put option, International Fund will maintain in a segregated account at its custodian bank cash, U.S. Government and other permitted securities to cover its position.

Forward Foreign Currency Contracts (Small-Cap Fund, Growth Opportunities Fund). A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a set price at a future date. Each Fund expects to enter into forward foreign currency contracts in primarily two circumstances. First, when the Small-Cap Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, each Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, each Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of each Fund's portfolio securities denominated in such foreign currency or, in the alternative, each Fund may use a cross-hedging technique whereby it sells another currency which each Fund expects to decline in a similar way but which has a lower transaction cost. Precise matching of the forward contract amount and the value of the securities involved will not generally be possible since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Each Fund does not intend to enter into such forward contracts under this second circumstance on a continuous basis.

Stock Options, Options on Stock Indices and Stock Index Futures (Small-Cap
Fund). The Small-Cap Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Small-Cap Fund is obligated as a writer. The Small-Cap Fund will not (a) write puts having an aggregate exercise price greater than 25% of the Fund's total net assets; or (b) purchase (i) put options on stocks not held in the Small-Cap Fund's portfolio,
(ii) put options on stock indices or (iii) call options on stocks or stock indices if, after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Small-Cap Fund's total net assets.

Call Options on Stock (Small-Cap Fund). The Small-Cap Fund may, from time to time, write call options on its portfolio securities. The Small-Cap Fund may write only call options which are "covered," meaning that the Small-Cap Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Small-Cap Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Small-Cap Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Small-Cap Fund by the purchaser of the option is the "premium." The Small-Cap Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Small-Cap Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Small-Cap Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of it's gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in our current prospectus.

The Small-Cap Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option, the Small-Cap Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Small-Cap Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Small-Cap Fund for writing the option.

Generally, the Small-Cap Fund intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Small-Cap Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Small-Cap Fund will generally not write listed covered call options when it anticipates that the market values of it's portfolio securities will increase.

One reason for the Small-Cap Fund to write call options is as part of a "sell discipline." If the Small-Cap Fund decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Small-Cap Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Small-Cap Fund would forego the opportunity to sell the stock at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Fund Management, the market price of a stock is overvalued and it should be sold, the Small-Cap Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Small-Cap Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Small-Cap Fund would, in effect, have increased the selling price of the stock. The Small-Cap Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

Put Options on Stock (Small-Cap Fund). The Small-Cap Fund may also write listed put options. If the Small-Cap Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

Writing listed put options is a useful portfolio investment strategy when the Small-Cap Fund has cash or other reserves available for investment as a result of sales of Small-Cap Fund shares or, more importantly, because Fund Management believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund Management wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Small-Cap Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Small-Cap Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Small-Cap Fund would have foregone an opportunity to purchase the stock at a lower price.

If, prior to the exercise of a put option, the Small-Cap Fund determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put option of the same Fund as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.

Stock Index Options (Small-Cap Fund). Except as describe below, the Small-Cap Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Small-Cap Fund writes a call option on a broadly-based stock market index, the Small-Cap Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

Segregated Accounts (Small-Cap Fund). If the Small-Cap Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are securities of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on the National Association of Securities Dealers Automated Quotation System against which the Small-Cap Fund has not written a stock call option and which has not been hedged by the Small-Cap Fund by the sale of stock index futures. Such securities will include stocks which represent at least 50% of the weighing of the industry or market segment index and will represent at least 50% of the Small-Cap Fund's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Small-Cap Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when the Small-Cap Fund writes a call on an index which is in-the-money at the time the call is written, the Small-Cap Fund will segregate with its custodian or pledge to the broker as collateral cash, equity securities, non-investment grade debt, short term U.S. Government securities or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Small-Cap Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the Small-Cap Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Small-Cap Fund in cash, equity securities, non-investment grade debt, treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements describe in this paragraph. In instances involving the purchase of stock index futures contracts by the Small-Cap Fund, an amount of cash or permitted securities equal to the market value of the futures contracts will be deposited in a segregated account with the its custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures are unleveraged.

Under regulations of the Commodity Exchange Act, investment companies registered under the Act are exempt from the definition of "commodity pool operator," provided all of the Small-Cap Fund's commodity futures or commodity options transactions constitute bona fide hedging transactions within the meaning of the CFTC's regulations. The Small-Cap Fund will use stock index futures and options on futures as described herein in a manner consistent with this requirement.

Stock Index Futures (Small-Cap Fund). The Small-Cap Fund will engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities which are held in the Small-Cap Fund's portfolio or which it intends to purchase. The Small-Cap Fund will engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Small-Cap Fund. The Small-Cap Fund may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged and, in addition, except as described above in the case of a call written and held on the same index, will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the option or future contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding, would not exceed one-third of the value of the Small-Cap Fund's net assets.

RISK FACTORS - SMALL-CAP FUND

Risks of Transactions in Stock Options. Writing options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same Fund. Although the Small-Cap Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Small-Cap Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Risks of Options on Indices. The Small-Cap Fund's purchase and sale of options on indices will be subject to risks described above under "Risk of Transactions in Stock Options." In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Small-Cap Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Small-Cap Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index option also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Small-Cap Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Small-Cap Fund. It is the Small-Cap Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Small-Cap Fund will not purchase or sell any index option contract unless and until, in Fund management's opinion, the market for such options has developed sufficiently that such risk in connection with such transactions in no greater than such risk in connection with options on stocks.

Special Risks of Writing Calls on Indices. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Small-Cap Fund will write call options on indices only under the circumstances described above under "Limitations on the Purchases and Sales of Stock Options, Options on Stock Indices and Stock Index Futures."

Price movements in the Small-Cap Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held may not increase as much as the index. In such event the Small-Cap Fund would bear a loss on the call which is not completely offset by movements in the price of the Small-Cap Fund's portfolio. It is also possible that the index may rise when the Small-Cap Fund's portfolio of stocks does not rise. If this occurred, the Small-Cap Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Small-Cap Fund in the opposite direction to the market would be likely to occur for only a short period or to a small degree.

Unless the Small-Cap Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Small-Cap Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Small-Cap Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the Small-Cap Fund has written a call, there is also a risk that the market may decline between the time the call is written and the time the Small-Cap Fund is able to sell stocks in its portfolio. As with stock options, the Small-Cap Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Small-Cap Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Small-Cap Fund has written is "covered" by an index call held by the Small-Cap Fund with the same strike price, the Small-Cap Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Small-Cap Fund exercises the call it holds or the time the Small-Cap Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

Special Risks of Purchasing Puts and Calls on Indices. If the Small-Cap Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiple) to the assigned writer. Although the Small-Cap Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cut off time or by selling rather than exercising an option when the index level is close to the exercise price it may not be possible to eliminate this risk entirely because the cut off times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

                                       2.
                        Directors (Trustees) and Officers

The following director is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustees of twelve other Lord Abbett-sponsored funds. He is an "interested person" as defined in the Act, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President

The following outside directors are also directors or trustees of some or all of the twelve other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office. Age 57.

William H. T. Bush
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder and Chairman of the Board of financial advisory firm of Bush-0'Donnell & Company. Age 60.

Robert B. Calhoun
Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners and President of The Clipper Group, both private equity investment funds. Age 56.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 68.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.

C. Alan MacDonald
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994 - 1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992 - 1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J.B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 65.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company.  Age 70.

Thomas J. Neff
Spencer Stuart

277 Park Avenue
New York, New York

Chairman of Spencer Stuart, an executive search consulting firm. Currently serves as a Director of Ace, Ltd. (NYSE). Age 61.

The second column of the following table sets forth the compensation accrued for the Fund's outside directors. The Growth Opportunities Fund has not commenced paying fees. When the Fund starts to pay such fees, a portion of the fees payable by the Fund to its outside directors/trustees will be deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors/trustees. The third column sets forth information with respect to the equity-based benefits accrued for outside directors by the Lord Abbett-sponsored funds. The fourth column sets forth the total compensation payable by such funds to the outside directors. No director of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a director or officer.

                                  Year Ended October 31, 1997 (Affiliated Fund)
                                  --------------------------------------------
           Year Ended November 30, 1997 (Small-Cap Fund) (Growth Opportunities Fund) (High Yield Fund)
           -------------------------------------------------------------------------------------------
                                 Year Ended October 31, 1997 (International Fund)
                                 ------------------------------------------------
(1)                                       (2)                                (3)                  (4)

                                                                                             For Year Ended
                                                                                             December 31, 1997
                                                                       Benefits Accrued by   Total Compensation
                                                                       each Fund             Accrued by each Fund
                                                                       and all other Lord    and all other Lord
                                        Aggregate                      Abbett-sponsored      Abbett-sponsored
Name of Director           Compensation Accrued by each Fund(1)        Funds(2)              Funds(3)
----------------         --------------------------------------        -------------------   --------------------
                         Affiliated   Small-Cap   International
                         Fund         Fund        Fund
                         -------      ---------   -------------
E. Thayer Bigelow        $22,939      $223        $20                  $17,068               $56,000
William H. T. Bush*      None         None        None                 None                  None
Robert B. Calhoun**      None         None        None                 None                  None
Stewart S. Dixon         $22,527      $229        $21                  $32,190               $55,000
John C. Jansing(4)       $22,527      $219        $20                  $45,085               $55,000
C. Alan MacDonald        $23,418      $229        $20                  $30,703               $54,000
Hansel B. Millican, Jr.  $22,719      $219        $20                  $37,747               $55,000
Thomas J. Neff           $22,839      $223        $20                  $19,853               $56,000

*     Elected as a director, June 17, 1998 effective as of August 13, 1998
**    Elected as a director, May 5, 1998 effective as of June 17, 1998

1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by each Fund to its outside directors is being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors. The amount of aggregate compensation payable by each Fund as of its 1997 fiscal year end deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were as follows:


                             Affiliated   Small-Cap   International   High Yield
                                Fund        Fund          Fund           Fund
                                ----        ----          ----           ----

      E. Thayer Bigelow        $72,452      $216          $20            None
      William H. T. Bush       None         None          None           None
      Robert B. Calhoun        None         None          None           None
      Stewart S. Dixon         $323,416     $0            $0             None
      John C. Jansing          $390,389     $212          $20            None
      C. Alan MacDonald        $234,210     $0            $0             None
      Hansel B. Millican, Jr.  $394,521     $212          $20            None
      Thomas J. Neff           $390,787     $216          $20            None

      If the amounts deemed invested in each Fund's shares were added to each director's actual holdings of each Fund's shares as of its 1997 fiscal year end each would own, the following:

                             Affiliated   Small-Cap   International   High Yield
                                Fund        Fund          Fund           Fund
                                ----        ----          ----           ----
      E. Thayer Bigelow        $2,870       $0            $0             None
      William H. T. Bush       None         None          None           None
      Robert B. Calhoun        None         None          None           None
      Stewart S. Dixon         $20,366      $0            $0             None
      John C. Jansing          $40,803      $0            $0             None
      C. Alan McDonald         $54,192      $18,389       $0             None
      Hansel B. Millican, Jr.  $43,985      $1,467        $0             None
      Thomas J. Neff           $26,158      $0            $0             None


2. The amounts in Column 3 were accrued by the Lord Abbett-Sponsored Funds for the 12 months ended October 31, 1997 with respect to the equity based plans established for independent directors in 1996. This plan supercedes a previously approved retirement plan for all future directors. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election.

3. This column shows aggregate compensation, including directors fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1997.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors (trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of each Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Brown, Carper, Hilstad, Hudson, Morris, and Walsh are partners of Lord Abbett; the others are employees:

Executive Vice Presidents:

Zane E. Brown, age 46 (International Fund )

Robert P. Fetch, age 45 (Small-Cap Fund, Growth Opportunities Fund) (with Lord Abbett since 1995 - formerly Managing Director at Prudential Investment Advisors from 1983 to 1995)

W. Thomas Hudson, age 56 (Affiliated Fund )

Robert G. Morris, age 54 (Small-Cap Fund, Growth Opportunities Fund, International Fund)

Vice Presidents:

Paul A. Hilstad, age 55, Vice President and Secretary (all Funds) (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Zane E. Brown, age 46 (Small-Cap Fund)

Daniel E. Carper, age 46 (all Funds)

Timothy Horan, age 44 (International Fund) (with Lord Abbett since 1996-formerly Senior Manager at Credit Suisse from 1994 to 1995; prior thereto Vice President at Aubrey G. Lanston & Co. from 1992 to 1994)

Lawrence H. Kaplan, age 41, Vice President and Assistant Secretary (all Funds) (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997; prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Thomas F. Konop, age 56, Vice President and Assistant Secretary (all Funds)

Jerald Lanzotti, age 31 (International Fund)

Gregory M. Macosko, age 51 (Small-Cap Fund) (with Lord Abbett since 1997 - formerly Analyst with Royce Associates from 1991 to 1997)

Stephen I. McGruder, age 55 (International Fund) (with Lord Abbett since 1995 - formerly Vice President of Wafra Securities from 1988 to 1995)

Robert Morris, age 54 (Affiliated Fund)

A. Edward Oberhaus III, age 38 (all Funds)

Keith F. O'Connor, age 43 (all Funds)

Fernando Saldanha, age 45 (International Fund) (with Lord Abbett since 1998 - formerly Economist and Senior Financial Officer of World Bank (IBRO) from 1988 to 1998)

Eli Salzman, age 34 (Affiliated Fund) (with Lord Abbett since 1997 - formerly Vice President of Mutual of America Capital Corp.; prior thereto Vice President of Mitchell Hutchins Asset Mgt. from 1986 to 1996)

Christopher J. Towle, age 41 (International Fund)

John J. Walsh, age 62 (all Funds); and

Treasurer:

Donna M. McManus, age 37, Treasurer (all Funds) (with Lord Abbett since 1996 - formerly a Senior Manager at Deloitte & Touche LLP).

The Funds' By-Laws provide that each Fund shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Investment Company Act of 1940, as amended (the "Act"), or unless called by a majority of the Board of Directors (Trustees) or by shareholders holding at least one quarter of the stock of each Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the shareholders will elect directors (trustees) and vote on the approval of the independent auditors of each Fund, except for International Fund.

As of March 1, 1998 our officers and directors as a group owned less than 1% of each Fund's outstanding shares, except for Growth Opportunities Fund for which as of November 30, 1997, our officers and directors, as a group, owned less than 12% of the Fund's outstanding shares.

                                       3.
                     Investment Advisory and Other Services

As described under "Our Management" in the Prospectus, Lord Abbett is the investment manager of the Funds. Ten of the general partners of Lord Abbett are officers and/or directors (trustees) of the Funds, as follows: Zane E. Brown (High Yield Fund, Small-Cap Fund, and Growth Opportunities Fund, ); Daniel E. Carper (all Funds); Robert S. Dow (all Funds); Robert P. Fetch (Small-Cap Fund, Growth Opportunities Fund, International Fund); Robert I. Gerber (High Yield
Fund); Paul A. Hilstad (all Funds); W. Thomas Hudson (Affiliated Fund, High Yield Fund; Stephen J. McGruder (International Fund); Robert G. Morris (all Funds); Christopher J. Towle (International Fund); and John J. Walsh (all Funds).

The other general partners who are neither officers nor directors of the Funds are Stephen Allen, John E. Erard, Daria L. Foster, Michael B. McLaughlin, R. Mark Pennington, and Robert J. Noelke. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203.

The services performed by Lord Abbett are described in the Prospectus under "Our Management." Under its Management Agreement, Affiliated Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .5 of 1% of the portion of its net assets not in excess of $200,000,000;
 .4 of 1% of the portion in excess of $200,000,000, but not in excess of $500,000,000; .375 of 1% of the portion in excess of $500,000,000, but not in excess of $700,000,000; .35 of 1% of the portion in excess of $700,000,000, but not in excess of $900,000,000; and .3 of 1% of the portion in excess of $900,000,000.

For the fiscal years ended October 31, 1997, 1996 and 1995, the management fees paid to Lord Abbett by the Affiliated Fund amounted to $22,192,209, $17,683,694 and $14,431,000, respectively.

Under its Management Agreement, Small-Cap Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of the Small-Cap Fund's average daily net assets. For the period December 13, 1995 (commencement of operations) to November 30, 1996, Lord Abbett waived $24,461 in management fees with respect to the Small-Cap Fund. For the same time period, Lord Abbett did not receive management fees with respect to the Small-Cap Fund. For the year end November 30, 1997 and the period December 13, 1995 (commencement of operations) to November 30, 1996, the management fees paid to Lord Abbett by the Small-Cap Fund amounted to $1,075,019 and $0 , respectively.

Under the Management Agreement, Growth Opportunities Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .90 of 1% of the Fund's average daily net assets. For the period from August 1, 1995 (commencement of operations) through November 30, 1995, the fiscal year ended November 30, 1997 and the fiscal half year ended May 31, 1998, the management fee was .75 of 1% and was waived by Lord Abbett with respect to the Fund and, except for this waiver, would have amounted to $2,125, $8,249; $10,844, and $7,077, respectively. On September 15, 1998, the Fund's shareholders voted to raise the management fee to .90 of 1%.

Under its Management Agreement, International Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1%. For the period December 13, 1996 (commencement of operations) to October 31, 1997, the management fees paid to Lord Abbett by the International Fund amounted to $ 127,715.

Each Fund's fee is allocated among all of its classes based on each's proportionate share of such daily net assets.

In addition we are obligated to pay all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281 are the independent accountants for each Fund and must be approved at least annually by each Fund's Board of Directors (Trustees) to continue in such capacity. They perform audit services for each Fund including the examination of financial statements included in each's annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York 10268, is each Fund's custodian. In accordance with the requirements of Rule 17f-5, each Fund's directors (trustees) have approved arrangements permitting each Fund's foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

The Sub-Custodians of BNY are:

Euro-Clear (a transnational securities depository); Australia: ANZ Banking Group; Austria: Creditanstalt-Bankverein; Canada: Canadian Imperial Bank of Commerce; Chile: Citibank, N.A.; Czech Republic: Ceskoslovenska Obchodni Banka;
Denmark: Den Danske Bank; Finland: Union Bank of Finland; Germany: J.P. Morgan GmbH; Greece: National Bank of Greece S.A.; Hong Kong, Indonesia, Philippines, Taiwan and Thailand: Hong Kong & Shanghai Banking Corp.; Hungary: Citibank Budapest Rt; India: Hong Kong and Shanghai Banking Corporation; Ireland: Allied Irish Banks, PLC; Israel: Bank Leumi LE-Israel B.M.; Japan: The Fuji Bank, Ltd.;
Jordan: Citibank, N.A.; Korea: Bank of Seoul; Luxembourg: Banque Internationale A Luxembourg, S.A.; Mexico: Citibank, N.A.; Morocco: Banque Commerciale du Maroc; Netherlands: Bank van Haften Labouchere; New Zealand: Anz Banking Group Ltd.; Norway: Den Norske Bank; Pakistan: Citibank, N.A.; Peru: Citibank, N.A.;
Poland: Bank Handlowy w Warszawie S.A.; Portugal: Banco Espirito Santo E Comercial de Lisboa; Malaysia, Singapore: Development Bank of Singapore; South
Africa: The First National Bank of Southern Africa; Sri Lanka: Hong Kong and Shanghai Banking Corporation; Sweden: Skandinaviska Enskilda Banken;
Switzerland: Bank Leu; Turkey: Citibank, N.A.; Venezuela: Citibank, N.A.

                                       4.
                             Portfolio Transactions

Our policy is to obtain best execution on all our portfolio transactions, which means that we seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transactions. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received form brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, and are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Fund to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as we do.

We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

For the fiscal years ended October 31, 1997, 1996 and 1995, Affiliated Fund paid total commissions to independent dealers of $7,681,037, $5,897,259 and $6,542,354, respectively.

For the period December 13, 1995 (commencement of operations) to November 30, 1996 and the year ended November 30, 1997, the Small-Cap Fund paid total commissions to independent broker-dealers of $45,266 and 1,812,425, respectively.

For the period December 13, 1996 (commencement of operations) through October 31, 1997, the International Fund paid total commissions to independent broker-dealers of $108,270.

                                       5.
                             Purchases, Redemptions
                            and Shareholder Services

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors (Trustees).

The net asset value per share for the Class Y shares will be determined by taking Class Y shares net assets and dividing by shares outstanding. Our Class Y shares will be offered at net asset value.

Each Fund has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor") and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

Class Y Share Exchanges. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Y shares for Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. Currently those funds are Affiliated Fund, Small-Cap Fund, Growth Opportunities Fund, International Fund, Bond-Debenture Fund, Developing Growth Fund, and Mid-Cap Value Fund.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See each Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in each Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors (Trustees) may authorize redemption of all of the shares in any account in which there are fewer than 25 shares (Affiliated Fund, Small-Cap Fund, and Growth Opportunities Fund), and 60 shares (International
Fund). Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 month's prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

                                       6.
                                Past Performance

Each Fund computes the annual compounded rate of total return for Class Y shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to 1 over the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in each Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the annual total return computation.

In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the return is shown at net asset value. Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Class Y share performance. Using the computation method described above, Affiliated Fund's total return for Class Y shares for the period from inception (March 27, 1998) to April 30, 1998 was .20%. For the period from inception (December 30, 1997) to May 31, 1998, the total return for the Small-Cap Fund was 6.50%. For the period from inception (December 30, 1997) to April 30, 1998, the total return for the International Fund was 29.40% (not annualized).

Our yield quotation for Class Y shares is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the net asset value per share of such class on the last day of the period. This is determined by finding the following quotient: take the dividends and interest earned during the period for the class minus its expenses accrued for the period and divide by the product of (i) the average daily number of Class shares outstanding during the period that were entitled to receive dividends and (ii) the net asset value per share of such class on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yields for Class Y shares do not reflect the deduction of any sales charge.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund' investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.

                                        7.
                                      Taxes

The value of any shares redeemed by each Fund or repurchased or otherwise sold may be more or less than your tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of a Fund's shares which you have held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions which you received with respect to such shares. Losses on the sale of stock or securities are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires stock or securities that are substantially identical.

Each Fund will be subject to a four-percent nondeductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with a calendar-year distribution requirement. Each Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

The writing of call options and other investment techniques and practices which each Fund may utilize, as described above under "Investment Objectives and Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by a Fund. Such transactions may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Limitations imposed by the Internal Revenue Code on regulated investment companies may restrict each Fund's ability to engage in transactions in options.

Certain futures contracts and certain listed options held by a Fund will be required to be "marked to market" for federal income tax purpose, i.e., treated as having been sold at their fair market value on the last day of the Fund's taxable year (referred to as Section 1256 Contracts). Sixty percent of any gain or loss recognized on actual or deemed sales of such Section 1256 Contracts will be treated as long-term capital gain or loss, and 40% of such gain or loss will be treated as short-term capital gain or loss. Each Fund may be required to defer the recognition of losses on securities and options and futures contracts to the extent of any recognized gain on offsetting positions held by the Fund.

As described in the Prospectus under "How We Invest - Risk Factors," each Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that shareholders of each Fund who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by each Fund.

Gains and losses realized by each Fund on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

If either Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies," it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect to deferred taxes arising from such distributions or gains.

If a Fund were to invest in a passive foreign investment company with respect to which a Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to a Fund.

Dividends paid by a Fund will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to United States persons (United States citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a United States person should consult his tax advisor regarding U.S. and foreign tax consequences of the ownership of shares of a Fund, including a 30% (or lower treaty rate) United States withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of United States gift and estate taxes to non-United States gift and estate taxes to non-United States persons who own Fund shares.

                                       8.
                           Information About the Funds

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of such Advisory Group.

                                       9.
                              Financial Statements

The financial statements for the fiscal year ended November 30, 1997, the fiscal half-year ended May 31, 1998, and the report thereon of Deloitte & Touche LLP, independent auditors, included in the 1997 Annual Report to Shareholders of the Lord Abbett Research Fund, Inc. (which includes Small-Cap Fund and Growth Opportunities Fund), are incorporated herein by reference in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended October 31, 1997, the fiscal half-year ended April 30, 1998, and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Affiliated Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended December 31, 1997, the fiscal half-year June 30, 1998, and the report of Deloitte & Touche LLP, independent public auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Bond-Debenture Fund, Inc. are incorporated herein by reference to such financial statements and report, in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the period from December 13, 1996 (commencement of operations) to October 31, 1997, the fiscal half-year ended April 30, 1998, and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Securities Trust (which includes International Fund) are incorporated herein by reference to such financial statements.

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         Financial Statements

         (a) Financial Highlights for the period December 30, 1997 to April 30, 1998.

         (b) Exhibits -

             99.B11 Consent of Deloitte & Touche LLP*

             * To be filed.

            Exhibit items not listed above have either already been filed or are not applicable.

Item 25. Persons Controlled by or Under Common Control with Registrant

      None.

Item 26. Number of Record Holders of Securities

                  (as of November 16, 1998)

            Growth & Income Fund
                              Class A - 2,785
                              Class B -   380
                              Class C - 3,867

            International Fund
                              Class A - 5,884
                              Class B - 2,451
                              Class C - 1,500
                              Class Y -     7

            World Bond-Debenture Fund
                              Class A - 144
                              Class B -  40
                              Class C -  34

            Alpha Series
                              Class A - 3,649
                              Class B - 3,456
                              Class C - 1,225

Item  27. Indemnification

            The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following.

            The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by
            (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

            The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

            Lord, Abbett & Co. acts as investment manager and/or principal underwriter for twelve other Lord Abbett open-end investment companies (of which it is principal underwriter for thirteen), and as investment adviser to approximately 8,330 private accounts as of September 30, 1998. Other than acting as Trustees (directors) and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity.

Item 29. Principal Underwriter

            (a)   Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Government Securities Money Market Fund, Inc. Lord Abbett Tax-Free Income Trust
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett Equity Fund
                  Lord Abbett Series Fund, Inc.
                  Lord Abbett Research Fund, Inc.
                  Lord Abbett Investment Trust

            Investment Adviser

                  American Skandia Trust (Lord Abbett Growth and Income
                  Portfolio)

            (b)   The partners of Lord, Abbett & Co. are:

                  Name and Principal                 Positions and Offices
                  Business Address (1)               with Registrant
                  --------------------               ---------------

                  Robert S. Dow                      Chairman and President
                  Paul A. Hilstad                    Vice President & Secretary
                  Zane E. Brown                      Executive Vice President
                  Robert G. Morris                   Executive Vice President
                  Daniel E. Carper                   Vice President
                  Robert P. Fetch                    Vice President
                  Stephen I. McGruder                Vice President
                  Robert G. Morris                   Vice President
                  Christopher J. Towle               Vice President
                  John J. Walsh                      Vice President

            The other general partners of Lord, Abbett & Co. who are neither officers nor directors of the Registrant are Stephen Allen, John E. Erard, Daria
L. Foster, Robert I. Gerber, W. Thomas Hudson, Michael McLaughlin and Robert J. Noelke, and Mark R. Pennington.

            (1) Each of the above has a principal business address at 767 Fifth Avenue, New York, NY 10153

            (c)   Not applicable

Item 30. Location of Accounts and Records

            Registrant maintains the records, required by Rules 31a - 1(a) and
            (b), and 31a - 2(a) at its main office.

            Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

            Certain records such as correspondence may be physically maintained at the main office of the

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            Registrant's Transfer Agent, Custodian, or Shareholder Servicing
            Agent within the requirements of Rule 31a-3.

Item 31. Management Services

            None.

Item 32. Undertakings

            The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of November, 1998.

                                   LORD ABBETT SECURITIES TRUST, INC.

                                   By /s/ Robert S. Dow
                                      -------------------------------
                                      Robert S. Dow,
                                      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                              Chairman, President
/s/ Robert S. Dow             and Director                     November 30, 1998
-------------------------     --------------------------     -------------------
Robert S. Dow                 (Title)                        (Date)

/s/ E. Thayer Bigelow         Director                         November 30, 1998
-------------------------     --------------------------     -------------------
E. Thayer Bigelow             (Title)                        (Date)

/s/ William H.T. Bush         Director                         November 30, 1998
-------------------------     --------------------------     -------------------
William H.T. Bush             (Title)                        (Date)

/s/ Robert B. Calhoun Jr.     Director                         November 30, 1998
-------------------------     --------------------------     -------------------
Robert B. Calhoun Jr.         (Title)                        (Date)

/s/ Stewart S. Dixon          Director                         November 30, 1998
-------------------------     --------------------------     -------------------
Stewart S. Dixon              (Title)                        (Date)

/s/ John C. Jansing           Director                         November 30, 1998
-------------------------     --------------------------     -------------------
John C. Jansing               (Title)                        (Date)

/s/ C. Alan MacDonald         Director                         November 30, 1998
-------------------------     --------------------------     -------------------
C. Alan MacDonald             (Title)                        (Date)

/s/ Hansel B. Millican        Director                         November 30, 1998
-------------------------     --------------------------     -------------------
Hansel B. Millican, Jr.       (Title)                        (Date)

/s/ Thomas J. Neff            Director                         November 30, 1998
-------------------------     --------------------------     -------------------
Thomas J. Neff                (Title)                        (Date)

                              Vice President and
/s/ Keith F. O'Connor         Chief Financial Officer          November 30, 1998
-------------------------     --------------------------     -------------------
Keith F. O'Connor             (Title)                        (Date)